                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PAR
Amount
(000)            Description                                                       Coupon          Maturity            Value

                 CORPORATE BONDS    37.5%
                 AEROSPACE & DEFENSE    0.4%
$        280     Northrop Grumman Corp.                                             4.079%         11/16/06        $      278,041
         350     Raytheon Co.                                                       6.150          11/01/08               356,899
                                                                                                                   ---------------
                                                                                                                          634,940
                                                                                                                   ---------------

                 AIRLINES    0.2%
         360     Southwest Airlines Co.                                             5.496          11/01/06               360,769
                                                                                                                   ---------------

                 AUTOMOTIVE    1.5%
         800     American Honda Finance Corp., 144A-Private Placement (a)           3.850          11/06/08               772,100
         345     Daimler Chrysler NA Holding (Floating Rate Coupon)                 5.330          03/13/09               345,340
       1,145     Daimler Chrysler NA Holding                                        6.400          05/15/06             1,146,350
         230     Johnson Controls, Inc.                                             5.000          11/15/06               229,235
                                                                                                                   ---------------
                                                                                                                        2,493,025
                                                                                                                   ---------------

                 BANKING    6.9%
         585     Bank of America Corp.                                              3.375          02/17/09               556,207
       1,050     Bank of America Corp.                                              5.250          02/01/07             1,049,771
         250     Bank of New York Co., Inc.                                         5.200          07/01/07               249,565
         600     Bank One NA Illinois (Floating Rate Coupon)                        4.810          05/05/06               599,953
         930     Branch Banking & Trust Corp. (Floating Rate Coupon)                4.900          06/04/07               931,163
         325     Citicorp                                                           6.375          11/15/08               334,225
         120     Citigroup Global Markets Holdings, Inc. (Floating Rate
                 Coupon)                                                            5.000          12/12/06               120,146
         530     Citigroup, Inc.                                                    5.500          08/09/06               530,929
         570     Huntington National Bank                                           2.750          10/16/06               562,646
       1,220     JPMorgan Chase & Co.                                               5.250          05/30/07             1,218,418
         290     Key Bank NA                                                        7.125          08/15/06               291,837
       1,010     MBNA Corp.                                                         5.625          11/30/07             1,014,866
         365     MBNA Corp. (Floating Rate Coupon)                                  5.140          05/05/08               367,885
         100     Sovereign Bank                                                     4.000          02/01/08                97,817
       1,165     SunTrust Bank Atlanta                                              7.250          09/15/06             1,174,802
         250     U.S. Bancorp                                                       5.100          07/15/07               249,042
         540     U.S. Bank NA                                                       2.850          11/15/06               532,539
         250     U.S. Bank NA                                                       3.700          08/01/07               245,100
         780     Wachovia Corp.                                                     4.950          11/01/06               778,550
         775     Washington Mutual, Inc.                                            7.500          08/15/06               781,603
                                                                                                                   ---------------
                                                                                                                       11,687,064
                                                                                                                   ---------------

                 BROKERAGE    1.6%
         960     Goldman Sachs Group, Inc.                                          4.125          01/15/08               941,527
         870     Lehman Brothers Holdings, Inc.                                     8.250          06/15/07               897,751
         491     World Financial Prop., 144A-Private Placement (a)                  6.910          09/01/13               514,922
         329     World Financial Prop., 144A-Private Placement (a)                  6.950          09/01/13               345,297
                                                                                                                   ---------------
                                                                                                                        2,699,497
                                                                                                                   ---------------

                 CONSTRUCTION MACHINERY    0.3%
         450     Caterpillar Financial Services Corp., Ser F                        3.625          11/15/07               438,908
                                                                                                                   ---------------

                 CONSUMER PRODUCTS    0.6%
         460     Cendant Corp.                                                      6.250          01/15/08               465,571
         495     Clorox Co. (Floating Rate Coupon)                                  5.025          12/14/07               496,269
                                                                                                                   ---------------
                                                                                                                          961,840
                                                                                                                   ---------------

                 DIVERSIFIED MANUFACTURING    0.4%
         458     Cooper Industries, Inc.                                            5.250          07/01/07               456,179
         220     Textron Financial Corp.                                            4.125          03/03/08               215,361
                                                                                                                   ---------------
                                                                                                                          671,540
                                                                                                                   ---------------

                 ELECTRIC    5.3%
         380     Ameren Corp.                                                       4.263          05/15/07               375,077
         975     Appalachian Power Co.                                              3.600          05/15/08               939,988
         640     Carolina Power & Light Co.                                         6.800          08/15/07               651,373
         445     CC Funding Trust I                                                 6.900          02/16/07               449,941
         350     Dominion Resources, Inc.                                           5.687          05/15/08               350,795
         855     DTE Energy Co.                                                     6.450          06/01/06               856,468
         200     Duke Energy Corp.                                                  3.750          03/05/08               194,410
         565     Entergy Gulf States, Inc. (Floating Rate Coupon)                   5.220          12/01/09               559,033
       1,050     FPL Group Capital, Inc.                                            3.250          04/11/06             1,049,659
         555     FPL Group Capital, Inc.                                            5.551          02/16/08               556,222
         260     NiSource Finance Corp. (Floating Rate Coupon)                      5.344          11/23/09               261,094
         940     Peco Energy Co.                                                    3.500          05/01/08               903,959
       1,105     Pinnacle West Capital Corp.                                        6.400          04/01/06             1,105,000
         400     Southwestern Public Service Co.                                    6.200          03/01/09               408,152
         205     Wisconsin Electric Power Co.                                       3.500          12/01/07               198,991
                                                                                                                   ---------------
                                                                                                                        8,860,162
                                                                                                                   ---------------

                 ENTERTAINMENT    0.4%
         680     Time Warner, Inc.                                                  6.150          05/01/07               685,273
                                                                                                                   ---------------

                 FOOD/BEVERAGE    0.8%
         505     General Mills, Inc.                                                3.875          11/30/07               493,015
         310     H.J. Heinz Co., 144A-Private Placement (a)                         6.428          12/01/08               315,667
         625     Kraft Foods, Inc.                                                  5.250          06/01/07               623,873
                                                                                                                   ---------------
                                                                                                                        1,432,555
                                                                                                                   ---------------

                 GAMING    0.3%
         445     Harrahs Operating Co., Inc.                                        7.125          06/01/07               452,663
                                                                                                                   ---------------

                 HEALTHCARE    0.9%
         550     Baxter International, Inc.                                         5.196          02/16/08               548,037
         415     Unitedhealth Group, Inc.                                           4.125          08/15/09               399,895
         585     Wellpoint Health Networks, Inc.                                    6.375          06/15/06               586,509
                                                                                                                   ---------------
                                                                                                                        1,534,441
                                                                                                                   ---------------

                 INTEGRATED ENERGY    0.2%
         270     Consumers Energy Co., Ser H                                        4.800          02/17/09               264,683
                                                                                                                   ---------------

                 LIFE INSURANCE    4.2%
         735     Allstate Financial Global Funding II, 144A-Private
                 Placement (a)                                                      2.625          10/22/06               723,809
         140     AXA Financial, Inc.                                                6.500          04/01/08               143,062
         570     ING Security Life Institutional Funding, 144A-Private
                 Placement (a)                                                      2.700          02/15/07               555,685
         175     John Hancock Financial Services, Inc.                              5.625          12/01/08               176,623
         665     John Hancock Global Funding II, 144A-Private
                 Placement (a)                                                      5.625          06/27/06               665,660
       1,105     Met Life Global Funding I, 144A-Private Placement (a)              3.375          10/05/07             1,072,396

       1,930     Prudential Insurance Co., 144A-Private Placement (a)               6.375          07/23/06             1,936,917
         987     TIAA Global Markets, Inc., 144A-Private Placement (a)              3.875          01/22/08               962,738
         780     TIAA Global Markets, Inc., 144A-Private Placement (a)              5.000          03/01/07               776,931
                                                                                                                   ---------------
                                                                                                                        7,013,821
                                                                                                                   ---------------

                 LODGING    0.2%
         395     Hyatt Equities, LLC, 144A-Private Placement (a)                    6.875          06/15/07               400,583
                                                                                                                   ---------------

                 MEDIA-CABLE    0.9%
         945     Comcast Cable Communications, Inc.                                 8.375          05/01/07               974,333
         160     Lenfest Communications, Inc.                                       7.625          02/15/08               165,546
         348     Cox Communications, Inc. (Floating Rate Coupon)                    5.450          12/14/07               350,392
                                                                                                                   ---------------
                                                                                                                        1,490,271
                                                                                                                   ---------------

                 NATURAL GAS DISTRIBUTORS    0.5%
         925     Sempra Energy                                                      4.750          05/15/09               906,389
                                                                                                                   ---------------

                 NATURAL GAS PIPELINES    1.2%
       1,555     Consolidated Natural Gas Co.                                       5.375          11/01/06             1,554,966
         545     Enbridge Energy Partners                                           4.000          01/15/09               521,724
                                                                                                                   ---------------
                                                                                                                        2,076,690
                                                                                                                   ---------------

                 NONCAPTIVE-CONSUMER FINANCE    2.3%
         510     CIT Group, Inc.                                                    4.750          08/15/08               503,625
         705     Countrywide Home Loans, Inc.                                       3.250          05/21/08               674,970
       1,660     Household Finance Corp.                                            6.400          06/17/08             1,697,212
         375     Residential Capital Corp.                                          6.125          11/21/08               375,826
         580     SLM Corp.                                                          4.000          01/15/10               547,504
                                                                                                                   ---------------
                                                                                                                        3,799,137
                                                                                                                   ---------------

                 NONCAPTIVE-DIVERSIFIED FINANCE    1.7%
       1,190     General Electric Capital Corp.                                     5.375          03/15/07             1,191,614
         710     International Lease Finance Corp.                                  3.750          08/01/07               694,936
         285     International Lease Finance Corp.                                  4.625          06/02/08               280,702
         610     John Deere Capital Corp.                                           3.375          10/01/07               593,351
         190     John Deere Capital Corp.                                           4.500          08/22/07               188,045
                                                                                                                   ---------------
                                                                                                                        2,948,648
                                                                                                                   ---------------

                 OIL FIELD SERVICES    0.1%
         140     Panhandle Eastern Pipe Line Co., Ser B                             2.750          03/15/07               136,537
                                                                                                                   ---------------

                 PAPER    0.2%
         330     International Paper Co.                                            3.800          04/01/08               319,178
          79     Weyerhaeuser Co.                                                   6.125          03/15/07                79,371
                                                                                                                   ---------------
                                                                                                                          398,549
                                                                                                                   ---------------

                 PROPERTY & CASUALTY INSURANCE    1.7%
       1,440     Hartford Financial Services Group, Inc.                            2.375          06/01/06             1,434,012
       1,120     Marsh & McLennan Cos., Inc.                                        5.375          03/15/07             1,117,174
         355     St. Paul Travelers Cos., Inc.                                      5.010          08/16/07               351,952
                                                                                                                   ---------------
                                                                                                                        2,903,138
                                                                                                                   ---------------

                 RAILROADS    0.8%
         350     Burlington Northern Santa Fe Corp.                                 6.125          03/15/09               357,715
         200     Norfolk Southern Corp.                                             7.350          05/15/07               204,636
         155     Union Pacific Corp.                                                6.625          02/01/08               158,283
         575     Union Pacific Corp.                                                6.790          11/09/07               587,971
                                                                                                                   ---------------
                                                                                                                        1,308,605
                                                                                                                   ---------------


                 REAL ESTATE INVESTMENT TRUSTS    0.2%
         325     Simon Property Group LP                                            6.375          11/15/07               329,830
                                                                                                                   ---------------

                 RETAIL    0.7%
       1,235     May Department Stores Co.                                          3.950          07/15/07             1,209,565
                                                                                                                   ---------------

                 SUPERMARKETS    1.1%
       1,495     Kroger Co.                                                         7.625          09/15/06             1,508,691
         260     Safeway, Inc.                                                      7.500          09/15/09               275,156
                                                                                                                   ---------------
                                                                                                                        1,783,847
                                                                                                                   ---------------

                 TEXTILE    0.2%
         375     Mohawk Industries, Inc., Ser C                                     6.500          04/15/07               377,604
                                                                                                                   ---------------

                 TRANSPORTATION SERVICES    0.2%
         405     FedEx Corp.                                                        2.650          04/01/07               393,796
                                                                                                                   ---------------

                 WIRELESS COMMUNICATIONS    1.5%
       2,555     Verizon Global Funding Corp.                                       6.125          06/15/07             2,578,228
                                                                                                                   ---------------

TOTAL CORPORATE BONDS                                                                                                  63,232,598
                                                                                                                   ---------------

                 ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    3.5%
         699     Federal Home Loan Mortgage Corp.                                   3.542          07/01/34               682,949
         729     Federal National Mortgage Association                              3.568          07/01/34               723,337
         400     Federal National Mortgage Association                              3.765          06/01/34               399,165
         458     Federal National Mortgage Association                              4.114          09/01/34               452,887
       1,012     Federal National Mortgage Association                              4.300          04/01/35               999,959
         940     Federal National Mortgage Association                              4.492          04/01/35               929,817
       1,447     Federal National Mortgage Association                              4.785          09/01/35             1,426,277
         247     Federal National Mortgage Association                              5.521          09/01/19               249,034
                                                                                                                   ---------------

TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                                        5,863,425
                                                                                                                   ---------------

                 ASSET BACKED SECURITIES    27.8%
       1,184     Asset Backed Funding Certificates                                  4.250          06/25/35             1,178,375
       1,300     Bank of America Securities Auto Trust                              3.990          08/18/09             1,281,084
       1,550     Capital Asset Trust                                                4.050          07/15/09             1,529,394
         950     Capital Auto Receivables Asset Trust                               3.350          02/15/08               939,661
         400     Capital Auto Receivables Asset Trust                               5.030          10/15/09               398,534
       1,200     Capital One Multi Asset Trust                                      4.050          02/15/11             1,175,071
       1,675     Capital One Prime Auto Receivables Trust                           4.990          09/15/10             1,669,815
       1,350     Caterpillar Financial Asset Trust                                  3.900          02/25/09             1,331,154
       1,500     Chase Manhattan Auto Owner Trust                                   2.830          09/15/10             1,452,900
       2,900     Chase Manhattan Auto Owner Trust                                   2.940          06/15/10             2,833,656
         534     CIT Equipment                                                      3.500          09/20/08               525,720
       1,025     CNH Equipment Trust                                                4.020          04/15/09             1,011,111
       1,800     CNH Equipment Trust                                                4.270          01/15/10             1,772,497
       1,600     Countrywide Home Loan Mortgage Trust                               4.367          06/25/35             1,575,604
       1,225     Daimler Chrysler Auto Trust                                        4.040          09/08/09             1,209,248
       1,100     Ford Credit Auto Owner Trust                                       3.480          11/15/08             1,087,260
       1,050     Ford Credit Auto Owner Trust                                       4.170          01/15/09             1,040,654
         675     Ford Credit Auto Owner Trust                                       5.050          11/15/09               672,995
       1,250     GE Equipment Small Ticket LLC, 144A-Private
                 Placement (a)                                                      4.380          07/22/09             1,234,513
       1,150     GE Equipment Small Ticket LLC, 144A-Private
                 Placement (a)                                                      4.880          10/22/09             1,142,403
       2,000     Harley-Davidson Motorcycle Trust                                   3.560          02/15/12             1,960,549
       1,100     Harley-Davidson Motorcycle Trust                                   4.070          02/15/12             1,077,926
         675     Hertz Vehicle Financing LLC                                        4.930          02/25/10               667,617
         900     Honda Auto Receivables Owner Trust                                 3.060          10/21/09               877,210

       1,400     Honda Auto Receivables Owner Trust                                 3.530          10/21/08             1,381,970
         825     Honda Auto Receivables Owner Trust                                 3.930          01/15/09               814,251
         925     Honda Auto Receivables Owner Trust                                 4.850          10/19/09               920,416
         925     Hyundai Auto Receivables Trust                                     3.980          11/16/09               907,038
       1,300     Massachusetts RRB Special Purpose Trust                            3.780          09/15/10             1,274,291
          56     Merrill Lynch Mortgage Investors, Inc. (Floating Rate
                 Coupon)                                                            4.918          09/25/35                55,796
       1,225     National City Auto Receivable Trust                                2.880          05/15/11             1,178,668
       1,625     New Century Home Equity Loan Trust                                 4.461          08/25/35             1,602,115
       1,100     Nissan Auto Receivables Owner Trust                                3.540          10/15/08             1,084,961
         900     Onyx Acceptance Auto Trust                                         3.690          05/15/09               888,731
         848     TXU Electric Delivery Transition Bond Co. LLC                      3.520          11/15/11               823,201
       1,300     USAA Auto Owner Trust                                              2.670          10/15/10             1,265,392
       2,500     USAA Auto Owner Trust                                              4.000          12/15/09             2,462,719
       1,450     Volkswagen Auto Loan                                               4.800          07/20/09             1,442,478
         293     Wells Fargo Home Equity Trust (Floating Rate Coupon)               4.988          02/25/18               293,305
       1,000     World Omni Auto Receivables Trust                                  3.540          06/12/09               985,190
                                                                                                                   ---------------
TOTAL ASSET BACKED SECURITIES                                                                                          47,025,473
                                                                                                                   ---------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS    20.1%
         474     American Home Mortgage Trust                                       4.340          02/25/44               468,461
       1,659     Bank of America Mortgage Securities (Variable Rate
                 Coupon)                                                            4.393          01/25/35             1,605,748
         790     Citigroup Mortgage Loan Trust, Inc. (Variable Rate
                 Coupon)                                                            3.936          09/25/34               778,913
         637     Citigroup Mortgage Loan Trust, Inc. (Variable Rate
                 Coupon)                                                            4.779          08/25/34               631,672
       1,087     Countrywide Alternative Loan Trust (Floating Rate
                 Coupon)                                                            5.066          11/25/35             1,089,806
       1,802     Countrywide Alternative Loan Trust (Floating Rate
                 Coupon)                                                            5.156          11/25/35             1,807,513
       1,076     Countrywide Alternative Loan Trust (Floating Rate
                 Coupon)                                                            5.218          02/25/35             1,081,437
       1,241     Countrywide Alternative Loan Trust (Floating Rate
                 Coupon).                                                           5.218          04/25/35             1,237,857
       3,882     Countrywide Alternative Loan Trust (Interest Only)                 0.478          01/25/36               217,747
       5,550     Countrywide Alternative Loan Trust (Interest Only)                  *             03/20/46               285,305
         625     Countrywide Home Loan Mortgage Trust (Variable Rate
                 Coupon)                                                            4.613          11/20/34               613,021
       1,502     DSLA Mortgage Loan Trust (Floating Rate Coupon)                    5.076          08/19/45             1,509,219
       2,287     DSLA Mortgage Loan Trust (Floating Rate Coupon)                    5.146          10/19/45             2,300,056
       1,200     Federal Home Loan Mortgage Corp.                                   7.500          09/15/29             1,254,955
         785     Federal National Mortgage Association                              5.500          01/25/24               785,144
         826     Federal National Mortgage Association                              6.500          06/25/35               850,619
         390     First Horizon Mortgage Pass-Through Trust (Variable Rate
                 Coupon)                                                            5.145          10/25/34               380,735
         477     Government National Mortgage Association (Floating Rate
                 Coupon) REMIC                                                      5.150          09/16/19               479,959
         875     Greenpoint Mortgage Funding Trust (Floating Rate Coupon)           6.830          03/25/36               894,687
       3,241     Greenpoint Mortgage Funding Trust                                   *             08/25/45               106,836
       5,227     Greenpoint Mortgage Funding Trust                                   *             10/25/45               169,075
       1,047     Harborview Mortgage Loan Trust (Floating Rate Coupon)              5.156          11/19/35             1,053,746
       1,793     Harborview Mortgage Loan Trust (Floating Rate Coupon)              5.751          01/19/36             1,831,946

       1,721     Harborview Mortgage Loan Trust (Floating Rate Coupon)              5.751          10/19/35             1,763,219
           0     Harborview Mortgage Loan Trust (Principal Only)                     *             03/19/37                    14
       6,584     Harborview Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    0.792          06/19/35               172,824
       5,191     Harborview Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    1.321          03/19/37               269,307
       9,971     Harborview Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    1.373          01/19/36               352,106
       3,650     Harborview Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    1.683          01/19/36               129,952
       6,743     Harborview Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    1.098          05/19/35               177,013
       4,662     Indymac Index Mortgage Loan Trust (Variable Rate Coupon)
                 (Interest Only)                                                    0.807          07/25/35               168,981
         894     Luminent Mortgage Trust (Floating Rate Coupon)                     5.058          01/25/36               894,960
         580     Residential Accredit Loans, Inc. (Floating Rate
                 Coupon)                                                            5.078          02/25/46               580,160
         450     Residential Accredit Loans, Inc. (Floating Rate Coupon)            5.088          02/25/46               451,138
       1,150     Structured Asset Mortgage Investments, Inc. (Floating Rate
                 Coupon)                                                            5.128          02/25/36             1,149,999
         931     Structured Asset Mortgage Investments, Inc. (Floating Rate
                 Coupon)                                                            5.128          02/25/36               931,410
       1,237     Washington Mutual (Floating Rate Coupon)                           5.158          11/25/45             1,243,876
         797     Washington Mutual (Floating Rate Coupon)                           5.178          07/25/45               799,288
       3,517     Washington Mutual (Interest Only)                                   *             06/25/44                65,950
       6,054     Washington Mutual (Interest Only)                                   *             07/25/44               113,518
       8,765     Washington Mutual (Interest Only)                                   *             10/25/44               153,384
         276     Wells Fargo Mortgage Backed Securities Trust                       3.387          07/25/34               277,078
       1,141     Wells Fargo Mortgage Backed Securities Trust                       3.452          09/25/34             1,140,154
       1,636     Wells Fargo Mortgage Backed Securities Trust                       4.109          06/25/35             1,597,895
                                                                                                                   ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                              33,866,683
                                                                                                                   ---------------

                 MORTGAGE BACKED SECURITIES    6.0%
           4     Federal Home Loan Mortgage Corp.                                   6.500           01/01/33                3,589
         566     Federal Home Loan Mortgage Corp.                                   7.500      10/01/29 to 09/01/32       591,633
          18     Federal Home Loan Mortgage Corp.                                   9.250          12/01/15                18,581
       2,855     Federal National Mortgage Association                              6.500      11/01/23 to 01/01/34     2,920,369
       1,862     Federal National Mortgage Association                              7.000      03/01/26 to 03/01/32     1,920,312
       2,544     Federal National Mortgage Association                              7.500      12/01/28 to 09/01/32     2,659,458
          37     Federal National Mortgage Association                              9.500      03/01/16 to 04/01/20        40,032
           3     Federal National Mortgage Association (FHA/VA)                     8.500           04/01/25                3,197
       1,750     Federal National Mortgage Association, April                       7.500             TBA               1,828,204
          20     Government National Mortgage Association                           7.500      07/15/28 to 08/15/28        20,552
           2     Government National Mortgage Association                           9.500      07/15/16 to 06/15/18         2,108
          78     Government National Mortgage Association                          10.000      11/15/16 to 01/15/19        86,137
          14     Government National Mortgage Association                          10.500           02/15/18               15,984
          95     Government National Mortgage Association                          11.000           11/15/18              105,712
                                                                                                                   ---------------
TOTAL MORTGAGE BACKED SECURITIES                                                                                       10,215,868
                                                                                                                   ---------------

TOTAL LONG-TERM INVESTMENTS    94.9%
   (Cost $162,249,593)                                                                                                160,204,047
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS    5.9%
REPURCHASE AGREEMENT    5.8%
                 State Street Bank & Trust Co. ($9,837,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 4.72%,
                 dated 03/31/06, to be sold on 04/03/06 at $9,840,869)                                                  9,837,000

UNITED STATES TREASURY OBLIGATIONS    0.1%
                 United States Treasury Bills ($100,000  par,
                 yielding 4.313%, 07/13/06 maturity) (b)                                                                   98,781
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,935,781)                                                                                                    9,935,781
                                                                                                                   ---------------

TOTAL INVESTMENTS    100.8%
   (Cost $172,185,374)                                                                                                170,139,828

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.8%)                                                                        (1,359,756)
                                                                                                                   ---------------

NET ASSETS    100.0%                                                                                               $  168,780,072
                                                                                                                   ===============

                 Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued or guaranteed by the United States Treasury.

*                Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA        -  Federal Housing Administration/Department of Veterans Affairs
REMIC         -  Real Estate Mortgage Investment Conduits
TBA           -  To be announced, maturity date had not yet been established.
                 The maturity date will be determined upon settlement and delivery of the mortgage pools.


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                                UNREALIZED
                                                                              APPRECIATION/
                                                                 CONTRACTS     DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures June 2006
(Current Notional Value of $203,859 per contract)                    190       $  (58,883)
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006
(Current Notional Value of $104,438 per contract)                     64           30,449
                                                                 --------     -------------
                                                                     254       $  (28,434)
                                                                 --------     -------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006